CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Initial Public Offering CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares Initial Public Offering shares	Subscription Receivables From Shareholders CNY (¥)	Treasury Stock shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Retained Earnings (Accumulated Deficit) CNY (¥)
Beginning Balance at Dec. 31, 2016	¥ 235,900			¥ 1		¥ (1)		¥ 178,117		¥ 6,074		¥ 51,709
Beginning Balance (in shares) at Dec. 31, 2016 | shares				1,906,577,853
Share-based compensation expense	95,525							95,525
Capital contribution from a shareholder	150,000							150,000
Capital contribution from a shareholder (in shares) | shares				93,422,147
Net income (loss)	375,816											375,816
Profit appropriations to statutory reserves	22,732									22,732		(22,732)
Ending Balance at Dec. 31, 2017	857,241			¥ 1		(1)		423,642		28,806		404,793
Ending Balance (in shares) at Dec. 31, 2017 | shares				2,000,000,000
Ordinary share contributed by shareholders for the equity incentive plan (in shares) | shares				(51,624,000)			51,624,000
Share-based compensation expense	18,586							18,586
Foreign currency translation	(65,230)										¥ (65,230)
Deemed distribution	(692,051)							(287,258)				(404,793)
Net income (loss)	122,432											122,432
Profit appropriations to statutory reserves	68,501									68,501		(68,501)
Ending Balance at Dec. 31, 2018	¥ 240,978			¥ 1		(1)		154,970		97,307	(65,230)	53,931
Ending Balance (in shares) at Dec. 31, 2018 | shares	1,948,376,000	1,948,376,000		1,948,376,000			51,624,000
Issuance of ordinary shares	¥ 669,559		¥ 536,629					669,559	¥ 536,629
Issuance of ordinary shares (in shares) | shares				222,222,222	150,000,000
Ordinary share contributed by shareholders for the equity incentive plan (in shares) | shares				(403,157)			403,157
Share-based compensation expense	270,242							270,242
Foreign currency translation	9,688	$ 1,392									9,688
Vesting of restricted share units and restricted shares	209							209
Vesting of restricted share units and restricted shares (in shares) | shares				29,928,205			(29,928,205)
Net income (loss)	(1,034,510)	(148,598)										(1,034,510)
Profit appropriations to statutory reserves	0
Ending Balance at Dec. 31, 2019	¥ 692,795	$ 99,514		¥ 1		¥ (1)		¥ 1,631,609		¥ 97,307	¥ (55,542)	¥ (980,579)
Ending Balance (in shares) at Dec. 31, 2019 | shares	2,350,123,270	2,350,123,270		2,350,123,270			22,098,952